Biological Assets - Significant Unobservable Assumptions Used in the Valuation of Biological Assets, Including Sensitivities (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023 CAD ($) $ / g g	Jun. 30, 2022 CAD ($) $ / g g
Average selling price per gram | Indoor cannabis production facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input, assets | $ / g	4.42	5.18
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 3,360	$ 9,813
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 3,360	$ 9,813
Average selling price per gram | Plant propagation production facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input, assets | $ / g	7.58
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 1,682
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 1,682
Weighted average yield (grams per plant) | Indoor cannabis production facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input, assets | g	38.80	39.16
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 1,438	$ 3,219
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 1,438	$ 3,219
Weighted average effective yield | Indoor cannabis production facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input, assets	0.91	0.89
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 395	$ 1,104
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 395	$ 1,104
Cost per gram to complete production | Indoor cannabis production facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input, assets | $ / g	1.65	1.52
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 3,427	$ 6,607
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 3,427	$ 6,607
Average stage of completion in the production process | Plant propagation production facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input, assets | $ / g	0.56
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 2,295
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 2,295